Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and contingencies [abstract]
Leasing commitments
(USD millions)	2022

2023	420

2024	808

2025	448

2026	282

2027	687

Thereafter	3 169

Total	5 814